Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	14,505,000	14,505,000	13,500,000
Common stock, shares outstanding	14,505,000	14,505,000	13,500,000